Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Inventory
Note 3 - Inventory

Inventory consists of the following:

	March 31, 2014	December 31, 2013
	(unaudited)
Raw materials	$29,000	$29,000
Work-in-process	—	—
Finished goods	—	—
Less: inventory reserve	—	—
Total inventory	$29,000	$29,000

Note 3 - Inventory Inventory consists of the following:
	December 31,
	2013	2012

Raw materials	$29,000	$—
Work-in-process	—	—
Finished goods	—	—
Less: inventory reserve	—	—
Total inventory	$29,000	$—